CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Estimate the fair value of warrants granted (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Assumptions used to estimate the fair value of warrants granted
Risk-free interest rate, minimum	0.47%	1.35%
Risk-free interest rate, maximum	0.66%	1.41%
Expected volatility, minimum	49.83%	43.11%
Expected volatility, maximum	49.98%	43.91%
Expected dividend yield	0.00%	0.00%
Warrant [Member]
Assumptions used to estimate the fair value of warrants granted
Risk-free interest rate, minimum	0.90%
Risk-free interest rate, maximum	1.30%
Expected term (in years)		0 years
Expected volatility, minimum	61.00%
Expected volatility, maximum	69.00%
Minimum
Assumptions used to estimate the fair value of warrants granted
Risk-free interest rate, minimum			0.30%	1.59%
Expected term (in years)	5 years 9 months 21 days	5 years 6 months 25 days	5 years 3 months 25 days	5 years
Expected volatility, minimum			43.11%	41.00%
Minimum | Warrant [Member]
Assumptions used to estimate the fair value of warrants granted
Expected term (in years)	5 days
Maximum
Assumptions used to estimate the fair value of warrants granted
Risk-free interest rate, maximum			1.41%	2.58%
Expected term (in years)	5 years 10 months 20 days	6 years 1 month 20 days	6 years 1 month 20 days	6 years 1 month 20 days
Expected volatility, maximum			50.14%	43.92%
Maximum | Warrant [Member]
Assumptions used to estimate the fair value of warrants granted
Expected term (in years)	10 years